Organization and Principal Business (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Subsidiaries

TMDEL and its subsidiaries as at June 30, 2025 is as follows:

Entity Name	Percentage of Ownership	Place of Incorporation	Principal activities
TMD Energy Limited (“TMDEL”)	Parent	Cayman Islands	Investment Holding
Straits Marine Fuels & Energy Sdn. Bhd. (“SMF”)	100%	Malaysia	Investment Holding
Straits Marine Services Pte. Ltd. (“SMS 1”)	100%	Singapore	Ship Management Services
Straits Maritime Services Pte. Ltd. (“SMS 2”)	100%	Singapore	Provision of Shipping Services, General Cleaning & Disinfection
Tumpuan Megah Development Sdn. Bhd. (“Tumpuan Megah”)	100%	Labuan, Malaysia	Provision of Bunkering Services for Marine Fuels and Petroleum-Based Products
Cavalla Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
Dolphin Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
Escolar Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
Oscar Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
Phoenix Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
S3 Asia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
TMD Straits Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
TMD Sturgeon Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Begonia Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Ixora Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Omura Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Eden Maritime Ltd	100%	Labuan, Malaysia	Provision of Vessel Chartering Services
SMF Beluga Ltd	51%	Labuan, Malaysia	Provision of Vessel Chartering Services
Sierra Pioneer Marine Ltd	51%	Labuan, Malaysia	Provision of Vessel Chartering Services
Katsu Pioneer Marine Ltd	51%	Labuan, Malaysia	Provision of Vessel Chartering Services
TMD Marine Fuels Sdn. Bhd. (“TMDF”)	30%	Malaysia	Dealing in Oil and Petroleum Products, Oil Trading, Oil Bunkering and Related Services